Share-based payment (Details) - Schedule non-vested shares activity - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Non-Vested Share [Member]
Share-based payment (Details) - Schedule non-vested shares activity [Line Items]
Weighted average grant date fair value per share, outstanding at beginning		$ 182.13	$ 182.13
Weighted average grant date fair value per share, transfer from non-vested shares		182.13
Weighted average grant date fair value per share, outstanding at ending
Weighted average grant date fair value per share, Outstanding as of June 30, 2020
Non-Vested Share [Member] | Non-vested share [Member]
Share-based payment (Details) - Schedule non-vested shares activity [Line Items]
Number of non-vested shares, outstanding at beginning		20,523	20,523
Number of non-vested shares, transfer from non-vested shares		(20,523)
Number of non-vested shares, outstanding at ending
Number of non-vested shares, Outstanding as of June 30, 2020
Non-Vested Share Units [Member]
Share-based payment (Details) - Schedule non-vested shares activity [Line Items]
Weighted average grant date fair value per share, outstanding at beginning	$ 149.1	$ 143.89	$ 143.89
Weighted average grant date fair value per share, forfeited		227.24
Weighted average grant date fair value per share, transfer from non-vested shares		182.13
Weighted average grant date fair value per share, outstanding at ending	$ 149.1	149.1	$ 149.1
Weighted average grant date fair value per share, Outstanding as of June 30, 2020		$ 149.1
Non-Vested Share Units [Member] | Non-vested share [Member]
Share-based payment (Details) - Schedule non-vested shares activity [Line Items]
Number of non-vested shares, outstanding at beginning	143,652	123,575	123,575
Number of non-vested shares, forfeited		(446)
Number of non-vested shares, transfer from non-vested shares		20,523
Number of non-vested shares, outstanding at ending	143,652	143,652	143,652
Number of non-vested shares, Outstanding as of June 30, 2020		143,652